Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue.
Schedule of Revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Commodity
Gold(1)	$194.9	$136.6	$384.9	$303.6
Silver	45.0	20.2	92.7	42.3
Platinum group metals(1)	22.0	21.4	41.5	44.0
Other mining commodities(2)	37.9	2.6	44.5	4.9
Mining	$299.8	$180.8	$563.6	$394.8
Energy	47.3	14.6	92.4	41.1
	$347.1	$195.4	$656.0	$435.9
Geography
South America	$116.0	$52.4	$204.9	$109.9
Central America & Mexico	89.9	28.0	158.1	88.1
United States	66.3	44.7	132.6	89.7
Canada(1)(2)	46.3	35.7	102.0	82.1
Rest of World	28.6	34.6	58.4	66.1
	$347.1	$195.4	$656.0	$435.9
Type
Revenue-based royalties	$111.4	$65.1	$205.5	$133.5
Streams(1)	199.5	112.6	376.4	263.4
Profit-based royalties	22.2	14.1	50.9	30.3
Other(2)	14.0	3.6	23.2	8.7
	$347.1	$195.4	$656.0	$435.9
1.	For Q2/2021, includes losses of $0.1 million and $0.1 million of provisional pricing adjustments for gold and platinum group metals, respectively (Q2/2020 – $nil and $0.1 million, respectively). For H1/2021, includes a loss of $0.3 million and a gain of $0.5 million of provisional pricing adjustments for gold and platinum group metals, respectively

(H1/2020 – a gain of $0.2 million and $3.1 million, respectively).

2.	Includes dividend income of $8.9 million and $13.9 million from the Company’s equity investment in Labrador Iron Ore Royalty Corporation for the three and six months ended June 30, 2021, respectively (Q2/2020 and H1/2020 - $2.1 million and $3.7 million, respectively).